Shareholders' Deficit - Common Stock Shares (Details)		1 Months Ended	12 Months Ended
	Nov. 24, 2020 shares	Dec. 08, 2020 shares	Dec. 31, 2021 Vote USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 10, 2020 shares	Sep. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Convertible preferred stock, outstanding			23,668,198	15,717,345
Motive Capital
Class of Stock [Line Items]
Automatic Conversion Upon Business Combination Ratio Percentage			20.00%
Motive Capital | Founder Shares
Class of Stock [Line Items]
Class A ordinary shares					10,350,000
Motive Capital | Class A Ordinary Shares Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | $			1
Common shares, shares, issued (in shares)			41,400,000	41,400,000		41,400,000
Class A ordinary shares			41,400,000	41,400,000
Convertible preferred stock, outstanding			41,400,000	41,400,000
Stock issued price, per share | $ / shares			$ 10.00	$ 10.00
Motive Capital | Class A Ordinary Shares Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Class A ordinary shares			0	0		0
Motive Capital | Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			50,000,000	50,000,000		50,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares, issued (in shares)			10,350,000	10,350,000		10,350,000
Class A ordinary shares			10,350,000	10,350,000	1,725,000	10,350,000
Motive Capital | Class B Common Stock | Founder Shares | Sponsor
Class of Stock [Line Items]
Number of shares surrendered	2,875,000
Shares transferred		30,000